INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 6,156	$ 5,146
Finished products	16,464	11,417
Inventory, Net	$ 22,620	$ 16,563